Cover	May 30, 2020
Cover [Abstract]
Entity Registrant Name	GUSKIN GOLD CORP.
Entity Central Index Key	0001509786
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 30, 2020
Entity Ex Transition Period	false
Entity File Number	333-171636
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-1989147
Entity Address Address Line 1	4500 Great America Parkway
Entity Address Address Line 2	PMB 38
Entity Address Address Line 3	Ste 100
Entity Address City Or Town	Santa Clara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95054
City Area Code	408
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	766-1511